UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO

FORM N-Q

SEPTEMBER 30, 2018

CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO

Schedule of investments (unaudited)	September 30, 2018

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.5%
COMMUNICATION SERVICES - 10.3%
Diversified Telecommunication Services - 1.6%
AT&T Inc.	138,331	$4,645,155

Entertainment - 2.4%
Twenty-First Century Fox Inc., Class B Shares	155,438	7,122,169

Media - 6.3%
Charter Communications Inc., Class A Shares	21,353	6,958,516	*
Comcast Corp., Class A Shares	185,570	6,571,034
DISH Network Corp., Class A Shares	139,894	5,002,609	*

Total Media		18,532,159

TOTAL COMMUNICATION SERVICES		30,299,483

CONSUMER DISCRETIONARY - 2.0%
Specialty Retail - 2.0%
Home Depot Inc.	28,758	5,957,220

CONSUMER STAPLES - 5.0%
Beverages - 1.1%
Anheuser-Busch InBev SA/NV, ADR	36,083	3,159,788

Food Products - 1.3%
McCormick & Co. Inc., Non Voting Shares	29,955	3,946,571

Tobacco - 2.6%
British American Tobacco PLC, ADR	67,199	3,133,490
Philip Morris International Inc.	56,950	4,643,703

Total Tobacco		7,777,193

TOTAL CONSUMER STAPLES		14,883,552

ENERGY - 10.5%
Energy Equipment & Services - 3.1%
Halliburton Co.	142,082	5,758,583
Schlumberger Ltd.	55,180	3,361,566

Total Energy Equipment & Services		9,120,149

Oil, Gas & Consumable Fuels - 7.4%
Chevron Corp.	46,333	5,665,599
Exxon Mobil Corp.	62,992	5,355,580
Royal Dutch Shell PLC, Class A Shares, ADR	61,324	4,178,617
Suncor Energy Inc.	173,966	6,730,745

Total Oil, Gas & Consumable Fuels		21,930,541

TOTAL ENERGY		31,050,690

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	SHARES	VALUE
FINANCIALS - 24.5%
Banks - 13.4%
Bank of America Corp.	231,041	$6,806,468
Citigroup Inc.	53,901	3,866,858
JPMorgan Chase & Co.	120,526	13,600,154
US Bancorp	147,123	7,769,565
Wells Fargo & Co.	141,457	7,434,980

Total Banks		39,478,025

Capital Markets - 2.3%
Bank of New York Mellon Corp.	71,299	3,635,536
State Street Corp.	37,815	3,168,141

Total Capital Markets		6,803,677

Consumer Finance - 3.4%
American Express Co.	60,958	6,491,417
Capital One Financial Corp.	38,714	3,675,120

Total Consumer Finance		10,166,537

Insurance - 5.4%
Marsh & McLennan Cos. Inc.	58,780	4,862,282
MetLife Inc.	59,245	2,767,926
Progressive Corp.	58,602	4,163,086
Travelers Cos. Inc.	31,124	4,037,094

Total Insurance		15,830,388

TOTAL FINANCIALS		72,278,627

HEALTH CARE - 15.8%
Biotechnology - 1.7%
Amgen Inc.	24,901	5,161,728

Health Care Providers & Services - 8.0%
AmerisourceBergen Corp.	39,120	3,607,646
Anthem Inc.	33,628	9,215,753
CVS Health Corp.	68,927	5,425,934
UnitedHealth Group Inc.	19,720	5,246,309

Total Health Care Providers & Services		23,495,642

Pharmaceuticals - 6.1%
Johnson & Johnson	41,834	5,780,204
Merck & Co. Inc.	85,511	6,066,150
Novartis AG, ADR	35,528	3,061,093
Pfizer Inc.	71,530	3,152,327

Total Pharmaceuticals		18,059,774

TOTAL HEALTH CARE		46,717,144

INDUSTRIALS - 10.4%
Aerospace & Defense - 2.2%
United Technologies Corp.	45,784	6,401,061

Air Freight & Logistics - 1.5%
United Parcel Service Inc., Class B Shares	37,079	4,328,973

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	SHARES	VALUE
Industrial Conglomerates - 3.2%
Honeywell International Inc.	57,180	$9,514,752

Machinery - 3.5%
Deere & Co.	26,280	3,950,672
Illinois Tool Works Inc.	46,204	6,520,309

Total Machinery		10,470,981

TOTAL INDUSTRIALS		30,715,767

INFORMATION TECHNOLOGY - 10.6%
Communications Equipment - 3.0%
Motorola Solutions Inc.	67,445	8,777,292

Electronic Equipment, Instruments & Components - 2.1%
TE Connectivity Ltd.	69,572	6,117,466

Software - 4.7%
Microsoft Corp.	74,955	8,572,603
Oracle Corp.	106,430	5,487,531

Total Software		14,060,134

Technology Hardware, Storage & Peripherals - 0.8%
Xerox Corp.	83,847	2,262,192

TOTAL INFORMATION TECHNOLOGY		31,217,084

MATERIALS - 4.9%
Chemicals - 2.4%
Air Products & Chemicals Inc.	20,328	3,395,793
PPG Industries Inc.	33,610	3,667,859

Total Chemicals		7,063,652

Construction Materials - 1.5%
Martin Marietta Materials Inc.	24,574	4,471,239

Metals & Mining - 1.0%
Freeport-McMoRan Inc.	204,248	2,843,132

TOTAL MATERIALS		14,378,023

REAL ESTATE - 1.9%
Equity Real Estate Investment Trusts (REITs) - 1.9%
American Tower Corp.	39,607	5,754,897

UTILITIES - 1.6%
Multi-Utilities - 1.6%
Sempra Energy	40,409	4,596,524

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $152,562,575)		287,849,011

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 2.4%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost - $6,892,629)	1.930%	6,892,629	$6,892,629

TOTAL INVESTMENTS - 99.9% (Cost - $159,455,204)			294,741,640
Other Assets in Excess of Liabilities - 0.1%			424,656

TOTAL NET ASSETS - 100.0%			$295,166,296

*	Non-income producing security.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Variable Large Cap Value Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments

Notes to Schedule of Investments (unaudited) (continued)

owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$287,849,011	—	—	$287,849,011
Short-Term Investments†	6,892,629	—	—	6,892,629

Total Investments	$294,741,640	—	—	$294,741,640

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 20, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	November 20, 2018